Consolidated Statement Of Changes In Equity - USD ($) $ in Thousands	Total	Initial application of IFRS 16 net of income taxes [Member]	Capital	Additional paid-in capital	Retained earnings	Retained earnings Initial application of IFRS 16 net of income taxes [Member]	Cumulative translation adjustment	Equity attributable to owners of the Parent	Equity attributable to owners of the Parent Initial application of IFRS 16 net of income taxes [Member]	Non-controlling interests [member]	Non-controlling interests [member] Initial application of IFRS 16 net of income taxes [Member]
Beginning balance at Dec. 31, 2017	$ 75,123		$ 1	$ 1,557	$ 66,261		$ (1,316)	$ 66,503		$ 8,620
Cumulative translation adjustment	(3,956)						(1,537)	(1,537)		(2,419)
Net income	44,464				43,669			43,669		795
Dividends paid	(38,009)				(37,018)			(37,018)		(991)
Ending balance (Previously stated [member]) at Dec. 31, 2018	77,622		1	1,557	72,912		(2,853)	71,617		6,005
Ending balance at Dec. 31, 2018	78,336	$ 714	1	1,557	73,341	$ 429	(2,853)	72,046	$ 429	6,290	$ 285
Cumulative translation adjustment	(3,641)						(3,031)	(3,031)		(610)
Net income	60,938				58,539			58,539		2,399
Dividends paid	(46,886)				(46,397)			(46,397)		(489)
Ending balance at Dec. 31, 2019	88,747		1	1,557	85,483		(5,884)	81,157		7,590
Cumulative translation adjustment	(3,774)				(1,503)		(360)	(1,863)		(1,911)
Net income	61,840				62,209			62,209		(369)
Dividends paid	(64,481)				(60,929)			(60,929)		(3,552)
Dividends declared	(23,259)				(23,259)			(23,259)
Ending balance at Dec. 31, 2020	$ 59,073		$ 1	$ 1,557	$ 62,001		$ (6,244)	$ 57,315		$ 1,758